Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) kJ in Trillions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 kJ GWh	Dec. 31, 2017 kJ GWh
Electricity swap contracts, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,100	1,291
Electricity power purchase contracts, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	961	761
Gas swap contracts, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	242	216
Gas supply contract premiums, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	225	219
Wholesale trading contracts, not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	2,849	2,387
Gas swap contracts, not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	32	36